Business acquisitions and dispositions - Additional Information (Details) - USD ($) $ in Thousands				3 Months Ended		6 Months Ended
	Jul. 19, 2024	Jun. 26, 2024	Feb. 15, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023	Aug. 08, 2024	Mar. 01, 2024	Jan. 04, 2024
Business Acquisition [Line Items]
Repayment of third-party construction loan				$ 1,250,081	$ 194,403		$ 2,751,033	$ 398,179
Discontinued Operations, Held-for-Sale | Renewable Energy Business | Forecast
Business Acquisition [Line Items]
Expected proceeds from sale of renewable energy business, net						$ 1,600,000
Future estimated pretax loss						$ 1,000,000
Discontinued Operations, Held-for-Sale | Renewable Energy Business | Subsequent Event
Business Acquisition [Line Items]
Sale of renewable assets									$ 2,500,000
Cash									2,280,000
Earn out agreement									$ 220,000
Discontinued Operations, Disposed of by Sale | Windsor Locks Thermal Facility
Business Acquisition [Line Items]
Sale of renewable assets										$ 17,721
Equity interest in investment sold (percent)										100.00%
Shady Oaks II Wind Facility | Subsequent Event
Business Acquisition [Line Items]
Ownership interest acquired (percent)	50.00%
Repayment of third-party construction loan	$ 163,735
Liberty Development JV, Inc. & Algonquin (AY Holdco) B.V.
Business Acquisition [Line Items]
Ownership interest acquired (percent)											50.00%
Liberty Development Energy Solutions B.V.
Business Acquisition [Line Items]
Ownership interest acquired (percent)											50.00%
Consideration paid			$ 7,859
Consideration paid in excess of fair value			8,696
Redeemable non-controlling interest reclassified to long-term debt			306,500
Algonquin Power Fund (America) Inc | Shady Oaks II Wind Facility
Business Acquisition [Line Items]
Ownership interest acquired (percent)		50.00%
Consideration paid		$ 59,624
Algonquin Power Fund (America) Inc | New Market Solar Facility
Business Acquisition [Line Items]
Ownership interest acquired (percent)		50.00%
Consideration paid		$ 182,942
Repayment of outstanding related party note		$ 25,808
Algonquin Power Fund (America) Inc | Sandy Ridge II Wind Facility
Business Acquisition [Line Items]
Ownership interest acquired (percent)											50.00%
Consideration paid			44,139
Tax equity funding			60,545
Repayment of third-party construction loan			$ 162,341